Organization and Description of the Business - Additional Information (Detail) $ / shares in Units, $ in Thousands				1 Months Ended
	May 20, 2021 USD ($) shares	May 13, 2021 $ / shares shares	May 07, 2021	May 31, 2021 shares	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Accumulated deficit					$ 107,209	$ 91,447	$ 38,034
Cash and cash equivalents					$ 86,191	$ 53,654	$ 3,195
Stock split ratio			11.5869
Underwriting discounts and commissions	$ 3,852
Offering costs	2,765
Common Class A [Member] | IPO [Member]
Stock shares issued during the period new issues shares | shares		4,350,000
Sale of stock, price per share | $ / shares		$ 11.00
Sale of stock net consideration received on the transaction	$ 48,411
Common Class A [Member] | Over-Allotment Option [Member]
Stock shares issued during the period new issues shares | shares	652,500
Common Class A [Member] | Conversion Of Redeemable Preferred Stock Into Common Stock [Member]
Conversion of redeemable convertible preferred stock to common stock | shares				15,464,775
Common Class B [Member] | Conversion Of Redeemable Preferred Stock Into Common Stock [Member]
Conversion of redeemable convertible preferred stock to common stock | shares				309,238